SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-QSB


(Mark one)
[X X] Quarterly Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

                  For the quarterly period ended March 31, 1996

                                       OR

[   ]    Transition Report Pursuant to Section 13 or 15(d) of The Securities
         Exchange Act of 1934
                         Commission file number 0-16808

                           SIXX HOLDINGS, INCORPORATED
             (Exact name of registrant as specified in its charter)

         Delaware                                    75-2222883
(State of Incorporation)                  (IRS Employer Identification No.)

                         300 Crescent Court, Suite 1630
                               Dallas, Texas 75201
               (Address of principal executive office) (Zip Code)

       Registrant's telephone number, including area code: (214) 855-8800

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
                                YES XX     NO

As of May 13, 1996, 1,360,169 common shares of the registrant were issued and outstanding.

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PART I.   FINANCIAL INFORMATION


         The consolidated financial statements of Sixx Holdings, Incorporated and its subsidiaries (the "Company") included herein have been prepared by the registrant in conformity with generally accepted accounting principles. The consolidated financial statements and information included herein are unaudited; however, they reflect all adjustments which are, in the opinion of management, necessary to reflect a fair presentation of the Company's financial position as of March 31, 1996 and the results of operations for the interim three-month periods ending March 31, 1996 and 1995. Reference is made to Notes to Unaudited Consolidated Financial Statements found elsewhere in this document for additional information concerning the consolidated financial statements.

         Management is responsible for the fairness and reliability of the consolidated financial statements and other financial data included in this report. In the preparation of the consolidated financial statements, it is necessary to make informed estimates and judgments based on currently available information on the effects of certain events and transactions.

         The Company maintains accounting and other controls which management believes provide reasonable assurance that financial records are reliable, assets are safeguarded, and that transactions are properly recorded in accordance with management's authorizations. However, limitations exist in any system of internal control based upon the recognition that the cost of the system should not exceed benefits derived.

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ITEM 1.    FINANCIAL STATEMENTS
                  Sixx Holdings, Incorporated and Subsidiaries
                           Consolidated Balance Sheets
        (Rounded to nearest hundred, except share and per share amounts)

                                                     March 31, 1996    December 31,
                                                       (Unaudited)          1995
                                                       -----------          ----
                            ASSETS
Current assets:
  Cash and cash equivalents                            $   39,200      $    99,200
  Accounts receivable                                      80,600           78,500
  Inventories                                              69,100           67,800
  Prepaid expenses                                         70,300           63,600
                                                           ------           ------
        Total current assets                              259,200          309,100
Property and equipment (net)                            2,330,600        2,435,800
Other assets                                               13,500           23,400
                                                           ------           ------
                                                       $2,603,300      $ 2,768,300
                                                       ==========      ===========

LIABILITIES AND STOCKHOLDERS' EQUITY
                          LIABILITIES
Current liabilities:
  Accounts payable                                     $   60,200      $   115,900
  Accrued liabilities                                     224,600          237,400
  Payable to affiliates                                    61,600           34,300
  Notes payable to stockholder                            379,600          359,600
                                                          -------          -------
        Total current liabilities                         726,000          747,200
Deferred  rent liabilities                                 59,600           69,400
                                                           ------           ------
                       TOTAL LIABILITIES                  785,600          816,600
                                                          -------          -------


                     STOCKHOLDERS' EQUITY
Common stock of $.01 par value:
  Authorized 12,000,000 shares; 1,360,169 shares
  issued and outstanding at March 31, 1996 and
  December 31, 1995 (note 4)                               13,600           13,600
Additional paid-in capital                              4,413,000        4,413,000
Deficit (since August 1, 1989)                         (2,608,900)      (2,474,900)
                      -- ----                          ----------       ----------
                  TOTAL STOCKHOLDERS' EQUITY            1,817,700        1,951,700
                                                       ----------       ----------
                                                       $2,603,300       $2,768,300
                                                       ==========       ==========

     See accompanying notes to unaudited consolidated financial statements.

                  Sixx Holdings, Incorporated and Subsidiaries
                Consolidated Statements of Operations (Unaudited)
             (Rounded to nearest hundred, except per share amounts)


                                               Three Months          Three Months
                                                   Ended                Ended
                                                  March 31,            March 31,
                                                   1996                  1995
Restaurant revenues                             $1,471,500           $1,217,100
                                                ----------           ----------

Restaurant costs and expenses:
  Cost of sales                                    421,600              357,900
  Operating expenses                               834,800              726,100
  Depreciation and amortization                     87,000               80,900
                                                    ------               ------
Total restaurant costs and expenses              1,343,400            1,164,900
                                                ----------           ----------

Income from restaurant operations                  128,100               52,200

General and administrative expenses                272,800              284,300

Nonoperating income, net                            10,700                2,200
                                                    ------                -----

Net loss                                         ($134,000)           ($229,900)
                                                ===========          ===========

Loss per common share (note 4)                      ($0.10)              ($0.17)
                                                    =======              =======

     See accompanying notes to unaudited consolidated financial statements.

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                  Sixx Holdings, Incorporated and Subsidiaries
                Consolidated Statements of Cash Flows (Unaudited)
                          (Rounded to nearest hundred)

                                                                Three Months        Three Months
                                                                   Ended                Ended
                                                               March 31, 1996      March 31, 1995
                                                               --------------      --------------
Cash flows from operating activities:
  Net loss                                                       ($134,000)          ($229,900)
  Adjustments to reconcile net loss to net cash used
    in operating activities:
     Depreciation and amortization                                  94,500              83,900
     Gain on sale of property and equipment                         (7,900)               ---
     Changes in assets and liabilities:
        Accounts receivable                                         (2,100)             55,000
        Inventories                                                 (1,300)              3,100
        Prepaid expenses                                            (6,700)             19,600
        Other assets                                                 9,900                 600
        Accounts payable                                           (55,700)             13,200
        Accrued liabilities                                        (12,800)            (20,800)
        Payable to affiliates                                       27,300              10,400
        Deferred rent liabilities                                   (9,800)             (6,500)
                                                                -----------          ----------
           Net cash used in operating activities                   (98,600)            (71,400)
                                                                -----------          ----------
Cash flows from investing activities:
  Additions to property and equipment and lease
       incentives, net                                               8,900              (8,000)
  Proceeds from sale of property and equipment                       9,700                ---
                                                                -----------          ----------
           Net cash provided by (used in) investing activities      18,600              (8,000)
Cash flows from financing activities:
  Additions to loans from stockholder                               20,000                ---
                                                                -----------          ----------
           Net cash provided by financing activities                20,000                ---
                                                                -----------          ----------

Net decrease in cash and cash equivalents                          (60,000)            (79,400)
Cash and cash equivalents at beginning of period                    99,200             251,100
                                                                -----------          ----------
Cash and cash equivalents at end of period                         $39,200            $171,700
                                                                ===========          ==========

     See accompanying notes to unaudited consolidated financial statements.

                  Sixx Holdings, Incorporated and Subsidiaries
              Notes to Unaudited Consolidated Financial Statements
                                 March 31, 1996


(1)      Basis of Presentation
         ---------------------
         In the opinion of management of the Company, all adjustments (all of which are normal and recurring) have been made which are necessary to present fairly the accompanying consolidated financial statements.

(2)      Merger Transaction
         ------------------
         On April 25, 1994, Patrizio Restaurant, Inc., a Texas corporation, ("Patrizio I") and Patrizio North, Inc., a Texas corporation,
         ("Patrizio II") were merged (the "Merger") with and into Patrizio Acquisition, Inc., a Texas corporation and wholly owned subsidiary of the Company. At the effective date of the Merger, the name of Patrizio Acquisition, Inc. was changed to Patrizio Restaurant, Inc.

         Prior to the Merger, Jack D. Knox, the president, chief executive officer and a director of the Company, owned 100% of the outstanding capital stock of Patrizio I and Patrizio II and approximately 51% of the Company's outstanding common stock. Pursuant to the terms of the Agreement and Plan of Merger (the "Merger Agreement"), Mr. Knox
         exchanged the outstanding shares of capital stock of Patrizio I and Patrizio II for, in the aggregate, approximately $2,967,700 (of which $2,365,600 went to repay Mr. Knox for personal funds advanced to build the Patrizio II restaurant) and 6,163,934 shares of the Company's common stock; of which 4,717,896 shares are restricted and unregistered. As a result of the common control of the entities, which occurred effective January 1, 1994, the Merger was treated in a manner similar to a pooling of interests for financial accounting purposes. Accordingly, the assets acquired and liabilities assumed are presented at their historical costs in the accompanying consolidated financial statements and the results of operations of Patrizio I and II are
         included  from  the  effective   date  at  which  common   control  was
         established.

         The consideration received by Mr. Knox pursuant to the Merger Agreement was determined by negotiations between the parties, and is supported by appraisals prepared by three separate independent business valuation companies and a fairness opinion prepared by one of the valuation companies. The cash portion of the purchase price paid to Mr. Knox in the Merger was funded from the Company's existing cash and included payment to Mr. Knox for personal funds advanced by him in connection with the construction of Patrizio II aggregating approximately $2,365,600.

         Prior to the Merger, Patrizio I owned and operated an upscale Italian food restaurant in Dallas, Texas which opened for business in 1989, and Patrizio II owned and operated a similar restaurant in Plano, Texas, since its opening on March 14, 1994. All assets acquired in the Merger, which included the two existing restaurants, the "Patrizio" concept, design and motif, and other assets used in the day-to-day operations of the two existing restaurants, continue to be utilized in operating the existing two restaurants.

                  Sixx Holdings, Incorporated and Subsidiaries
              Notes to Unaudited Consolidated Financial Statements
                                 March 31, 1996


(3)      Accounting Policies
         -------------------

         During the interim periods presented, the Company has followed the accounting policies set forth in its consolidated financial statements and related notes thereto, included in its 1995 Annual Report on Form 10-KSB. Such document should be referred to for information on accounting policies and further financial details.

(4)      Reverse Stock Split
         -------------------

         On February 19, 1996, the Board of Directors of the Company approved a one-for-eight reverse stock split effective March 15, 1996. The reverse split reduced the Company's issued stock by 9,521,187 shares. Common stock was reduced by $95,200, with a corresponding increase to additional paid-in capital, retaining the $.01 par value per share. The Company's consolidated financial statements and all share amounts have been restated to reflect the reverse stock split. There has been no change in the authorized common shares.

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ITEM 2.           MANAGEMENT'S DISCUSSION AND ANALYSIS OF
                  FINANCIAL CONDITION AND RESULTS OF OPERATIONS

     Prior to April 25, 1994, the Company's assets consisted primarily of cash and cash equivalents. On that date, Patrizio I and Patrizio II were merged with and into a subsidiary of the Company in exchange for the payment by the Company of approximately $3.0 million in cash and 6,163,934 shares of the Company's common stock. Prior to the Merger, Patrizio I owned and operated an upscale Italian food restaurant in Dallas, Texas and Patrizio II owned and operated a similar restaurant in Plano, Texas. All assets acquired in the Merger, which include the two existing restaurants, the "Patrizio" concept, design and motif, and other assets used in the day-to-day operations of the two existing restaurants, continue to be utilized in operating the existing two restaurants.

     Prior to the Merger, Jack D. Knox, the chairman, president, and a director of the Company, owned 100% of the outstanding capital stock of Patrizio I and Patrizio II and approximately 51% of the Company's outstanding common stock. As a result of the common control of entities, which occurred effective January 1, 1994, the Merger was treated in a manner similar to a pooling of interests for financial accounting purposes. Accordingly, the assets acquired and liabilities assumed were recorded at their historical costs and the results of operations of Patrizio I and Patrizio II are consolidated from the effective date at which common control was established.

Capital Resources and Liquidity:
- - --------------------------------

         Since 1990, the Company reviewed numerous opportunities to acquire an operating business utilizing its cash and cash equivalents. As described elsewhere in this document, the Company acquired the design and concept rights of Patrizio and two Patrizio Italian-themed restaurants effective April 25, 1994. This transaction utilized $2,967,661 of the Company's cash and short-term investments which totaled $3,594,060 at March 31, 1994. As of March 31, 1996 and 1995, $213,813 is payable to Mr. Knox for advances made relating to Patrizio I. In addition to the cash consideration, the Company issued 6,163,934 shares of common stock to Mr. Knox.

         As of March 31, 1996, the Company's cash and cash equivalents were approximately $39,000. Management believes that sales at the current annual levels will provide sufficient cash flow to fund operations at existing restaurants for the foreseeable future. Future restaurant expansion will require additional capital. Evaluation of various financing options is under consideration by the Company at this time.

Results of Operations:
- - ----------------------

     The Company entered the casual dining segment of the restaurant industry as a result of its Merger with Patrizio I and Patrizio II on April 25, 1994. Prior to the Merger, the Company had no operating business.

     As described in more detail below, during the three-month period ended March 31, 1996, revenues from restaurant operations increased 21%; income from restaurant operations increased from $52,200 in 1995 to $128,100 in 1996; and net loss decreased from $229,900 for the three months ended March 31, 1995 to $134,000 for the same period in 1996.

     Restaurant revenues for the quarter ended March 31, 1996 increased $254,400 (21%) from the quarter ended March 31, 1995, primarily due to increased revenues generated from Patrizio II. Patrizio I accounted for 58% and 62% of the revenues for the three-month periods ended March 31, 1996 and 1995, respectively.

     Restaurant costs and expenses for the three-month period ended March 31, 1996 increased $178,500, or 15%, from the same period in 1995. Cost of sales as a percent of restaurant revenues decreased from 29.4% for the quarter ended March 31, 1995 to 28.7% for the same period in 1996.

     General and administrative expenses for the three-month period ended March 31, 1996 decreased $11,500 (4%) from the three-month period ended March 31, 1995.

     Nonoperating income increased $8,500 during the first three months of 1996 compared to the first quarter of 1995 primarily due to the sale of certain equipment held at the corporate headquarters.

Impact of Inflation:
- - --------------------

     The Company is subject to the effect of inflation on its restaurant labor, food and occupancy costs. The Company employs workers who are paid hourly rates based upon the federal minimum wage, which last increased in 1991. Operating margins at the restaurant level have been improved through rigorous food cost control, procurement efficiencies and, as a last resort, menu price adjustments. Competitive pressures and the Company's strategy of providing an upscale dining experience for a moderate expense preclude the Company from frequent menu price adjustments. The costs of taxes, maintenance and insurance all have an impact on the Company's occupancy costs, which continued to increase during the period. Management believes the current practice of maintaining operating margins through a combination of infrequent menu price increases and cost controls, careful evaluation of property and equipment needs, and efficient purchasing practices is the most effective means to manage the effects of inflation.

Seasonality
- - -----------

     The Company's business is somewhat seasonal in nature, with restaurant revenues being stronger in the spring and autumn when patrons can be seated comfortably on each restaurant's outdoor patio.

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                           Part II. Other Information


Item 6.           Exhibits and Reports on Form 8-K

                  (a)      Exhibits - None

                  (b)      Reports on Form 8-K:  None

                                   SIGNATURES


         Pursuant to the requirements of Section 13 or 15 (d) of the Securities Exchange Act of 1934, the Company has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                            SIXX HOLDINGS, INCORPORATED


                                            By:  /s/ Jack D. Knox
                                                 Jack D. Knox, President


         Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons in the capacities and the dates indicated.

SIGNATURE                            TITLE                     DATE


/s/ Jack D. Knox           Chairman of the Board,              May 13, 1996
Jack D. Knox               President and Director
                           (Principal Executive Officer)


/s/Dorothy L. Douglas      Secretary and Treasurer             May 13, 1996
Dorothy L. Douglas         (Chief Financial Officer)

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